Shareholders' Equity (Details) - USD ($)					12 Months Ended
		Feb. 08, 2024	Apr. 06, 2023	Mar. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 28, 2022	Sep. 30, 2021
Shareholders' Equity [Line items]
Ordinary shares authorized	[1]				1,000,000,000	1,000,000,000
Ordinary shares value per share (in Dollars per share)	[1]				$ 0.00005	$ 0.00005
Ordinary shares issued	[1]				156,547,100	155,947,100
Surrendered of ordinary shares								265,000,000
Ordinary shares outstanding	[1]				156,547,100	155,947,100
Total gross proceeds (in Dollars)			$ 378,840			$ 8,000,000
Net proceeds from issuance of initial public offering (in Dollars)				$ 6,800,000
Granted underwriters option purchase period				45 days
Statutory surplus percentage					10.00%
Reserve is equal percentage					50.00%
Amount of statutory laws (in Dollars)					$ 2,593,076	2,010,890
Total restricted net assets (in Dollars)					$ 2,679,635	$ 2,097,449
Stock split description		one pre-split ordinary share to 20 post-split ordinary shares
Maximum [Member]
Shareholders' Equity [Line items]
Ordinary shares authorized		1,000,000,000
Ordinary shares value per share (in Dollars per share)		$ 0.001
Minimum [Member]
Shareholders' Equity [Line items]
Ordinary shares authorized		50,000,000
Ordinary shares value per share (in Dollars per share)		$ 0.00005
Ordinary Shares [Member]
Shareholders' Equity [Line items]
Ordinary shares issued					400,000,000		135,000,000		135,000,000
Ordinary shares outstanding	[2]				156,547,100	155,947,100	135,000,000		135,000,000
Offering shares	[2]				600,000	20,000,000
IPO [Member]
Shareholders' Equity [Line items]
Offering shares				20,000,000
Public offering price (in Dollars per share)				$ 0.4
Total gross proceeds (in Dollars)				$ 8,000,000
IPO [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line items]
Offering shares				3,000,000
Over-Allotment Option [Member]
Shareholders' Equity [Line items]
Offering shares			947,100

[1]	Retrospectivelyrestated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.